Debt	12 Months Ended
Dec. 31, 2021
Debt
Debt

Note 11. Debt

	As of
	December 31,
(in thousands of euros)	2019	2020	2021
Bank borrowings	74	9,992	9,984
Other loans and similar borrowings(1)	3	62	6
Lease liabilities	37	2	130
Total debt	114	10,055	10,119

(1)	Consists of bank overdrafts and accrued interest payable on loans

Total debt remained stable in 2021.In 2021, the loans guaranteed by the French State taken out in May 2020 with initial maturity in May 2021 have been extended until the third quarter of 2022. The amendments provide for reimbursements to be made over four years, beginning in July 2022 for the loan from Crédit Agricole and in September 2022 for the loans from Bpifrance and Société Générale.

The €9.9 million increase in 2020 is primarily attributable to the three loans taken out from a syndicate of French banks, in the form of the loans guaranteed by the French State for a total amount of €10.0 million. These loans have been taken out in May 2020 and mature in May 2021. In accordance with the guarantees put in place by the State in the context of the COVID-19 health crisis, the Company had the option to extend the maturity date for up to an additional four years.

To a lesser extent, this line item also includes the loan taken out from Société Générale in 2015 for a residual amount of €13 thousand.

At December 31, 2019, after repayment of borrowings due in 2019 in a total amount of €0.1 million, the debt relating to bank loans amounted to €0.1 million; and lease liabilities amounting to €37 thousand at December 31, 2019.

The breakdown between long-term and short-term debt is as follows:

December 31, 2019	Less than	Between	Between	More than
(in thousands of euros)	1 year	1 and 3 years	3 and 5 years	5 years
Bank borrowings	74	—	—	—
Other loans and similar borrowings	3	—	—	—
Lease liabilities	35	2	—	—
Total long‑term debt	112	2	—	—

December 31, 2020	Less than	Between	Between	More than
(in thousands of euros)	1 year	1 and 3 years	3 and 5 years	5 years
Bank borrowings	13	9,979	—	—
Other loans and similar borrowings	3	59	—	—
Lease liabilities	2	0	—	—
Total long‑term debt	18	10,037	—	—

December 31, 2021	Less than	Between	Between	More than
(in thousands of euros)	1 year	1 and 3 years	3 and 5 years	5 years
Bank borrowings	1,244	7,484	1,256	—
Other loans and similar borrowings	—	6	—	—
Lease liabilities	38	92	—	—
Total long‑term debt	1,282	7,582	1,256	—

The maturity of long-term debt and of short-term borrowings and debt is determined according to repayment estimates as at December 31, 2019, 2020 and 2021.

Change in the period is mainly due to the subscription of new borrowing, the breakdown as follow:

(in thousands of euros)
January 1, 2019	392
Repayment of bank borrowings	(146)
Repayment of lease liabilities	(130)
Accrued interests	(2)
December 31, 2019	114
Subscription of bank borrowings	9,979
Repayment of bank borrowings	(61)
Repayment of lease liabilities	(26)
Early termination of lease contracts	(9)
Capitalized interests	59
Accrued interests	(0)
December 31, 2020	10,055
Subscription new leases	143
Repayment of bank borrowings	(13)
Repayment of lease liabilities	(15)
Accrued interests	(51)
December 31, 2021	10,119